PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
PROVISIONS
Schedule of provisions

The evolution of provisions as of December 31, 2022 and 2021 is as follows:

		Additions				RECPAM and	Balances
	Balances as					currency	as of
	of December 31,	Capital	Interest		Payments	translation	December 31,
	2021	(i)	(ii)	Reclassifications		adjustments	2022
Current
Provisions	4,180	7,751	—	6,668	(15,701)	(264)	2,634
Total current provisions	4,180	7,751	—	6,668	(15,701)	(264)	2,634
Non-Current
Provisions	11,901	4,150	1,897	(6,668)	—	(4,774)	6,506
Asset retirement obligations	6,749	1,078	—	—	—	(2,679)	5,148
Total non-current provisions	18,650	5,228	1,897	(6,668)	—	(7,453)	11,654

Total provisions	22,830	12,979	1,897	—	(15,701)	(7,717)	14,288

		Additions				RECPAM and	Balances
	Balances as					currency	as of
	of December	Capital	Interest		Payments	translation	December
	31, 2020	(iii)	(ii)	Reclassifications		adjustments	30, 2021
Current
Provisions	4,755	11,477	—	4,710	(15,809)	(953)	4,180
Total current provisions	4,755	11,477	—	4,710	(15,809)	(953)	4,180

Non- Current
Provisions	13,172	3,904	2,795	(4,710)	—	(3,260)	11,901
Asset retirement obligations	8,768	1,090	390	—	—	(3,499)	6,749
Total non-current provisions	21,940	4,994	3,185	(4,710)	—	(6,759)	18,650

Total provisions	26,695	16,471	3,185	—	(15,809)	(7,712)	22,830

(i)$11,892 charged to other operating expenses, $9 charged to other receivables and $1,078 charged to Right of use assets.

(ii)Charged to other financial results, net - Other interests, net and other investments results.

(iii)$15,381 charged to Other operating expenses and $1,090 charged to Right of use assets